Stock Options - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock in exchange for services	$ 86,733	$ 169,210
Award vesting period	36 months